SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$ 223.5	$ 215.1	$ 388.0
Restricted cash included in other current assets	10.2	10.2	10.2
Total cash, cash equivalents, and restricted cash	$ 233.7	$ 225.3	$ 398.2	$ 249.6